Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Line Items]
Current income credit, current year	$ (4,087)	$ 10,320	$ 8,228
Current income credit, prior years	$ 0	$ (767)	$ 1,030
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	19.00%	19.00%	19.00%
United Kingdom | From April 1, 2023
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	25.00%
Research and Development
Major Components Of Tax Expense Income [Line Items]
Current income credit, current year	$ 0	$ 10,479	$ 8,976
Current income credit, prior years	$ 0	$ 772	$ 804